Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Costs Incurred for Key Management Personnel

Key management personnel compensation comprised:

	2020	2019
Short-term benefits	13,906	11,244
Post-employment benefits	704	645
Equity-settled share-based payment transactions	4,627	3,700
Cash-settled share-based payment transactions	1,086	1,107
	20,323	16,696